Segment Information - Financial Segment Information for Operating Segments (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Revenue
Revenue	$ 23,932,900	$ 762,923	$ 22,695,909	$ 21,356,228
Operating profit (loss)	1,142,693	36,426	1,273,937	1,908,452
Depreciation expenses	(5,100,668)		(4,856,186)	(4,779,333)
Share of profit of associates	(142,856)	(4,554)	2,683	219,891
Interest income	243,324	$ 7,757	197,719	193,189
Interest expense	(300,883)		(278,581)	(265,957)
Purchase of property, plant and equipment	3,666,087		5,451,431	3,228,471
External [member]
Revenue
Revenue	23,932,900		22,695,909	21,356,228
Operating segments [member] | Testing [member]
Revenue
Revenue	5,677,923		4,967,849	4,394,726
Operating profit (loss)	930,874		625,435	514,707
Depreciation expenses	(1,208,025)		(1,075,612)	(1,065,689)
Purchase of property, plant and equipment	1,819,916		1,555,415	749,158
Operating segments [member] | Testing [member] | External [member]
Revenue
Revenue	5,677,923		4,967,849	4,394,726
Operating segments [member] | Assembly [member]
Revenue
Revenue	6,827,404		5,390,447	4,629,430
Operating profit (loss)	(630,407)		(1,190,575)	(1,180,481)
Depreciation expenses	(901,225)		(799,273)	(722,462)
Purchase of property, plant and equipment	690,525		1,273,837	568,289
Operating segments [member] | Assembly [member] | External [member]
Revenue
Revenue	6,827,404		5,390,447	4,629,430
Operating segments [member] | LCDD [member]
Revenue
Revenue	5,869,849		7,318,997	7,821,640
Operating profit (loss)	201,964		1,281,862	2,058,285
Depreciation expenses	(2,621,030)		(2,568,610)	(2,547,253)
Purchase of property, plant and equipment	814,160		2,257,968	1,756,590
Operating segments [member] | LCDD [member] | External [member]
Revenue
Revenue	5,869,849		7,318,997	7,821,640
Operating segments [member] | Bumping [member]
Revenue
Revenue	5,557,724		5,018,616	4,510,432
Operating profit (loss)	636,760		555,419	522,386
Depreciation expenses	(363,094)		(405,330)	(435,709)
Purchase of property, plant and equipment	341,461		364,139	152,908
Operating segments [member] | Bumping [member] | External [member]
Revenue
Revenue	5,557,724		5,018,616	4,510,432
Operating segments [member] | Others [member]
Revenue
Revenue	57,974		60,131	59,481
Operating profit (loss)	3,139		(1,863)	(6,194)
Depreciation expenses	(7,294)		(7,361)	(8,220)
Share of profit of associates	130,990		119,118	420,393
Interest income	243,324		197,719	193,189
Interest expense	(300,883)		(278,581)	(265,957)
Purchase of property, plant and equipment	25		72	1,526
Operating segments [member] | Others [member] | Intersegment [member]
Revenue
Revenue	57,974		60,131	59,481
Elimination [member]
Revenue
Revenue	(57,974)		(60,131)	(59,481)
Operating profit (loss)	(363)		(67)	(251)
Share of profit of associates	(11,866)		(116,435)	(200,502)
Elimination [member] | Intersegment [member]
Revenue
Revenue	$ (57,974)		$ (60,131)	$ (59,481)